Investments - Marketable Investments by Type (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 782.0	$ 539.0
Gross Unrealized Gains	8.9	2.6
Gross Unrealized Losses	0.0	(0.1)
Estimated Fair Value	790.9	541.5
Municipal bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	130.0	78.2
Gross Unrealized Gains	2.0	0.4
Gross Unrealized Losses	0.0	(0.1)
Estimated Fair Value	132.0	78.5
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	473.8	256.0
Gross Unrealized Gains	6.3	1.0
Gross Unrealized Losses	0.0	0.0
Estimated Fair Value	480.1	257.0
U.S. agency securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	29.1	25.6
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Estimated Fair Value	29.1	25.6
U.S. treasury securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	52.3	92.4
Gross Unrealized Gains	0.6	0.1
Gross Unrealized Losses	0.0
Estimated Fair Value	52.9	92.5
Certificates of deposit
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	83.3	62.1
Gross Unrealized Gains	0.0	1.1
Gross Unrealized Losses	0.0	0.0
Estimated Fair Value	83.3	63.2
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	11.0	7.8
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Estimated Fair Value	11.0	7.8
Variable rate demand note
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	2.5	16.9
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Estimated Fair Value	$ 2.5	$ 16.9